Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001920406
Registrant Name	Strive, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A